Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Information
6.
Segment information

The Company’s reportable segments are organized by business line, and with the acquisition of Alcanna, are comprised of four reportable segments: liquor retail, cannabis retail, cannabis operations, and investments.

Liquor retail includes the sale of wines, beers and spirits through owned liquor stores. Cannabis retail includes the private sale of adult-use cannabis through owned and franchise retail cannabis stores. Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use and medical markets domestically and for export. Investments include the deployment of capital to investment opportunities. Certain overhead expenses not directly attributable to any operating segment are reported as “Corporate”.

	Liquor Retail (1)	Cannabis Retail (1)	Cannabis Operations (2)	Investments (3)	Corporate	Total
As at December 31, 2022
Total assets	351,338	200,393	163,130	825,151	19,338	1,559,350
Year ended December 31, 2022
Net revenue	462,180	205,610	44,407	—	—	712,197
Gross margin	106,307	47,334	(13,266)	—	—	140,375
Interest and fee revenue	—	—	—	16,739	—	16,739
Investment (loss) income	—	—	—	(65,164)	—	(65,164)
Share of loss of equity-accounted investees	—	—	—	(43,002)	—	(43,002)
Depreciation and amortization	17,025	9,920	199	—	13,801	40,945
Income (loss) before income tax	17,726	(183,055)	(29,618)	(127,362)	(57,461)	(379,770)
(1)
Liquor retail includes operations for the period March 31, 2022 to December 31, 2022 and cannabis retail includes the operations of Nova retail stores for the period March 31, 2022 to December 31, 2022 (note 5(a)).
(2)
Cannabis operations includes the operations of Zenabis for the period November 1, 2022 to December 31, 2022 (note 5(c)).
(3)
Total assets include cash and cash equivalents.

	Liquor Retail	Cannabis Retail (1)	Cannabis Operations	Investments (2)	Corporate	Total
As at December 31, 2021
Total assets (3)	—	157,022	147,887	1,093,596	29,155	1,427,660
Year ended December 31, 2021
Net revenue	—	16,091	40,037	—	—	56,128
Gross margin (3)	—	6,498	(15,499)	—	—	(9,001)
Interest and fee revenue	—	—	—	13,149	—	13,149
Investment loss	—	—	—	(44,501)	—	(44,501)
Share of profit of equity-accounted investees	—	—	—	32,913	—	32,913
Depreciation and amortization (3)	—	1,282	3,108	—	897	5,287
Income (loss) before income tax (3)	—	(410)	(117,990)	(5,837)	(110,461)	(234,698)
(1)
Cannabis retail includes the operations of Inner Spirit retail and franchise stores for the period July 20, 2021 to December 31, 2021.
(2)
Total assets include cash and cash equivalents.
(3)
Adjustments to provisional amounts — refer to note 5(b)

Geographical disclosure

As at December 31, 2022, the Company had non-current assets related to investment credit operations in the United States of $519.3 million (December 31, 2021 — $412.9 million). For the year ended December 31, 2022, share of profit of equity-accounted investees related to investment credit operations in the United States was a loss of $43.0 million (year ended December 31, 2021 — gain of $32.9 million).